Income Taxes - Narrative (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income tax expense	$ 0	$ 0	$ 0	$ 0
Effective income tax rate	0.00%	0.00%	0.00%	0.00%